STOCKHOLDERS' DEFICIENCY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Shares
Outstanding at January 1, 2013	5,662	5,136	5,208
Options granted		850
Options exercised	(87)
Options forfeited or expired	(54)	(324)	(72)
Outstanding at September 30, 2013	5,521	5,662	5,136	5,208
Exercisable at September 30, 2013	4,921	4,718
Options available for grant at September 30, 2013	38,892	38,838
Weighted-Average Exercise Price
Outstanding at January 1, 2013	$ 0.412	$ 0.441	$ 0.440
Options granted		$ 0.220
Options exercised	$ 0.350
Options forfeited or expired	$ 0.254	$ 0.369	$ 0.375
Outstanding at September 30, 2013	$ 0.414	$ 0.412	$ 0.441	$ 0.440
Options available for grant at September 30, 2013	$ 0.435	$ 0.456
Weighted-Average Contractual Term
Outstanding	6 years 10 months 13 days	6 years 11 months 9 days	6 years 7 months 17 days	6 years 6 months 15 days
Options granted		10 years
Options exercised	10 years
Options forfeited or expired	10 years	10 years	10 years
Exercisable at September 30, 2013	6 years 4 months 2 days	6 years 5 months 23 days
Aggregate Intrinsic Value
Outstanding at January 1, 2013	$ 611
Options granted
Options exercised	27
Options forfeited or expired	39
Outstanding at September 30, 2013	1,909	611
Exercisable at September 30, 2013	$ 1,597